RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of name of major related parties and their relationships with the group

The table below sets forth major related parties with which the Group had transactions during the years presented and their relationships with the Group:

Name of related parties	Relationship with the Group
Mr. Peng Zhao and companies controlled by him	Founder, Chairman and CEO of the Group and his controlled companies
Image Frame Investment (HK) Limited (under the control of Tencent Holdings Limited )	Principal shareholder of the Group
Individual executive officer	Executive officer of the Group

Schedule of amounts due from related parties

Details of major amounts due from related parties for the years presented are as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Receivables from the online payment platform of Tencent Group*	4,284	3,177
Prepaid cloud service fee to Tencent Group*	2,331	2,537
Total	6,615	5,714

Schedule of transactions with related parties

Details of major transactions with related parties for the years presented are as follows:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cloud services from Tencent Group*	6,109	18,119	26,256
Online payment clearing services from Tencent Group*	1,886	5,464	4,533
Total	7,995	23,583	30,789
*

Tencent Group represents companies under the control of Tencent Holdings Limited, including Image Frame Investment (HK) Limited. The Group purchases cloud services and online payment clearing services from Tencent Group, which are trade in nature.